Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2021
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Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020

Non-cash employee benefit charges	39	44	78	84

Net (gains) losses on foreign exchange and derivative financial instruments	(3)	13	3	(33)

Net (gains) losses on disposals of businesses and investments	(8)	(2)	(8)	1

Revaluation of Refinitiv warrants (see note 11)	-	(54)	(9)	(1)

Fair value adjustments	6	3	2	(20)

Other	(1)	(21)	(3)	(37)

	33	(17)	63	(6)

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020

Trade and other receivables	8	30	102	65

Prepaid expenses and other current assets	15	18	(1)	(8)

Other financial assets	1	2	18	41

Payables, accruals and provisions	(46)	(40)	(175)	(275)

Deferred revenue	89	(21)	57	(54)

Other financial liabilities	-	(2)	(18)	(41)

Income taxes (1)	(24)	23	860	62

Other	(28)	(17)	(43)	(40)

	15	(7)	800	(250)

(1)	The six months ended June 30, 2021 reflects working capital associated with current tax liabilities on the LSEG transaction and subsequent sale of LSEG shares (see note 8).

Details of Income Taxes Paid
Details of income taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020

Operating activities - continuing operations	(65)	(25)	(101)	(36)

Operating activities - discontinued operations	-	7	(2)	2

Investing activities - continuing operations	(438)	-	(444)	-

Investing activities - discontinued operations (1)	-	-	(42)	-

Total income taxes paid	(503)	(18)	(589)	(34)

(1)	Reflects payments made to HMRC (see note 18).